Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Balance	$ 1,812,738
Balance	1,360,224	$ 1,812,738
General installations [Member]
Schedule of Property and Equipment [Line Items]
Balance	1,179,621
Balance	873,406	1,179,621
Office and Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Balance	258,185
Balance	212,159	258,185
Furniture & fixtures [Member]
Schedule of Property and Equipment [Line Items]
Balance	374,932
Balance	274,659	374,932
Cost [Member]
Schedule of Property and Equipment [Line Items]
Balance	3,203,395	3,104,861
Additions	45,756	98,534
Balance		3,203,395
Cost [Member] | General installations [Member]
Schedule of Property and Equipment [Line Items]
Balance	2,118,816	2,038,545
Additions		80,271
Balance		2,118,816
Cost [Member] | Office and Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Balance	547,584	529,321
Additions	45,756	18,263
Balance		547,584
Cost [Member] | Furniture & fixtures [Member]
Schedule of Property and Equipment [Line Items]
Balance	536,995	536,995
Additions
Balance		536,995
Cost [Member] | Cost [Member]
Schedule of Property and Equipment [Line Items]
Balance	3,249,151
Cost [Member] | Cost [Member] | General installations [Member]
Schedule of Property and Equipment [Line Items]
Balance	2,118,816
Cost [Member] | Cost [Member] | Office and Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Balance	593,340
Cost [Member] | Cost [Member] | Furniture & fixtures [Member]
Schedule of Property and Equipment [Line Items]
Balance	536,995
Depreciation [Member]
Schedule of Property and Equipment [Line Items]
Balance	1,390,657	903,886
Charge for the year (note 8)	498,270	486,771
Balance	1,888,927	1,390,657
Depreciation [Member] | General installations [Member]
Schedule of Property and Equipment [Line Items]
Balance	939,195	638,800
Charge for the year (note 8)	306,215	300,395
Balance	1,245,410	939,195
Depreciation [Member] | Office and Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Balance	289,399	203,458
Charge for the year (note 8)	91,782	85,941
Balance	381,181	289,399
Depreciation [Member] | Furniture & fixtures [Member]
Schedule of Property and Equipment [Line Items]
Balance	162,063	61,628
Charge for the year (note 8)	100,273	100,435
Balance	$ 262,336	$ 162,063